Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
NOTE 4: -	INVENTORIES

	December 31,
	2017	2016

Raw materials	$-	$57
Finished products (*)	1,199	566

	$1,199	$623

(*)	Includes amounts of $612 and $176 for 2017 and 2016, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.